Long-Term Debt - Foreign Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Foreign debt	$ 32.5	$ 25.7	$ 21.9
Owed to Banks [Member] | Ryerson China [Member]
Debt Instrument [Line Items]
Foreign debt	32.5	25.7	21.4
Owed to Banks [Member] | Acofran [Member]
Debt Instrument [Line Items]
Foreign debt		0	0.5
Foreign Debt [Member]
Debt Instrument [Line Items]
Available Credit Facility	16	22	21
Letters of credit issued by our foreign subsidiaries	$ 3	$ 4	$ 8
Foreign Debt [Member] | Owed to Banks [Member] | Ryerson China [Member]
Debt Instrument [Line Items]
Weighted average interest rate	4.60%	4.30%	4.80%
Foreign Debt [Member] | Owed to Banks [Member] | Acofran [Member]
Debt Instrument [Line Items]
Weighted average interest rate			11.20%